AB Total Return Bond Portfolio

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 25.2%
United States – 25.2%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	3,036	$1,650,459
2.375%, 02/15/2042		501	381,160
3.125%, 08/15/2044(a)		1,549	1,307,306
3.25%, 05/15/2042		1,116	974,670
3.375%, 08/15/2042		992	881,131
3.625%, 05/15/2053		1,341	1,250,180
3.875%, 02/15/2043		3,078	2,935,833
3.875%, 05/15/2043		213	202,805
4.00%, 11/15/2042		2,061	2,003,514
U.S. Treasury Notes 3.375%, 05/15/2033		3,303	3,147,981
3.50%, 01/31/2028		5,279	5,117,040
3.50%, 04/30/2028		3,825	3,707,859
3.50%, 02/15/2033		4,074	3,923,675
3.625%, 05/31/2028		4,314	4,208,359
3.875%, 11/30/2027		10,370	10,205,023
3.875%, 12/31/2027		2,615	2,573,240
4.00%, 02/29/2028		1,315	1,302,169
4.125%, 10/31/2027		1,364	1,354,623

Total Governments - Treasuries (cost $48,658,067)			47,127,027

CORPORATES - INVESTMENT GRADE – 22.6%
Financial Institutions – 11.3%
Banking – 8.2%
AIB Group PLC 4.263%, 04/10/2025(b)		491	482,486
7.583%, 10/14/2026(b)		416	426,479
Ally Financial, Inc. 6.992%, 06/13/2029		270	271,952
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(b)		635	587,794
Banco Santander SA 4.175%, 03/24/2028		400	376,820
Bank of Ireland Group PLC 6.253%, 09/16/2026(b)		215	214,310
Barclays PLC 6.224%, 05/09/2034		232	234,100
BNP Paribas SA 4.625%, 02/25/2031(b) (c)		463	355,718
Capital One Financial Corp. 5.468%, 02/01/2029		118	115,249
6.377%, 06/08/2034		319	321,951
Citigroup, Inc. Series W 4.00%, 12/10/2025(c)		329	295,255
Cooperatieve Rabobank UA 5.564%, 02/28/2029(b)		487	482,792
Credit Suisse Group AG 3.091%, 05/14/2032(b)		319	263,201
6.373%, 07/15/2026(b)		369	369,583

	Principal Amount (000)		U.S. $ Value

Danske Bank A/S 4.298%, 04/01/2028(b)	U.S.$	360	$339,458
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		265	255,285
7.146%, 07/13/2027		298	303,915
Discover Bank 4.682%, 08/09/2028		250	227,395
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(c)		268	229,416
HSBC Holdings PLC 4.583%, 06/19/2029		224	211,584
7.39%, 11/03/2028		315	332,823
8.113%, 11/03/2033		277	306,750
Intesa Sanpaolo SpA 5.017%, 06/26/2024(b)		288	281,085
7.00%, 11/21/2025(b)		214	217,236
Lloyds Banking Group PLC 7.50%, 06/27/2024(c)		381	370,949
7.953%, 11/15/2033		504	550,005
Mizuho Financial Group, Inc. 5.739%, 05/27/2031		487	487,068
Morgan Stanley 0.406%, 10/29/2027	EUR	309	300,563
Nationwide Building Society 2.972%, 02/16/2028(b)	U.S.$	398	359,852
NatWest Group PLC 4.269%, 03/22/2025		481	475,084
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		112	108,121
Santander Holdings USA, Inc. 6.499%, 03/09/2029		241	242,012
6.565%, 06/12/2029		20	19,959
Santander UK Group Holdings PLC 6.833%, 11/21/2026		607	615,826
Societe Generale SA 2.797%, 01/19/2028(b)		778	693,377
Standard Chartered PLC 3.971%, 03/30/2026(b)		268	258,044
6.00%, 07/26/2025(b) (c)		478	460,457
7.141% (LIBOR 3 Month + 1.51%), 01/30/2027(b) (c) (d)		400	368,676
Swedbank AB Series NC5 5.625%, 09/17/2024(b) (c)		400	382,056
UBS Group AG 4.194%, 04/01/2031(b)		396	358,039
7.00%, 02/19/2025(b) (c)		312	300,547
UniCredit SpA 1.982%, 06/03/2027(b)		205	181,154
2.569%, 09/22/2026(b)		391	357,980
3.127%, 06/03/2032(b)		356	284,405

	Principal Amount (000)		U.S. $ Value

US Bancorp Series J 5.30%, 04/15/2027(c)	U.S.$	380	$332,728
Wells Fargo & Co. 5.574%, 07/25/2029		98	98,469
7.625%, 09/15/2028(c)		57	58,615
Series BB 3.90%, 03/15/2026(c)		273	244,897

			15,411,520

Brokerage – 0.4%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(c)		260	254,345
Series I 4.00%, 06/01/2026(c)		469	419,516

			673,861

Finance – 1.6%
Air Lease Corp. 3.625%, 04/01/2027		34	31,746
Aircastle Ltd. 2.85%, 01/26/2028(b)		835	723,778
4.125%, 05/01/2024		152	149,341
5.25%, 08/11/2025(b)		384	373,582
Aviation Capital Group LLC 1.95%, 01/30/2026(b)		449	403,054
1.95%, 09/20/2026(b)		133	116,711
3.50%, 11/01/2027(b)		136	122,600
4.125%, 08/01/2025(b)		5	4,748
4.375%, 01/30/2024(b)		135	133,114
4.875%, 10/01/2025(b)		153	147,252
5.50%, 12/15/2024(b)		294	288,887
6.375%, 07/15/2030(b)		166	165,841
Synchrony Financial 2.875%, 10/28/2031		420	312,455

			2,973,109

Insurance – 0.6%
MetLife Capital Trust IV 7.875%, 12/15/2037(b)		699	733,880
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)		400	383,896

			1,117,776

REITs – 0.5%
American Tower Corp. 2.10%, 06/15/2030		147	118,716
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		274	224,061
4.00%, 01/15/2031		114	98,560

	Principal Amount (000)		U.S. $ Value

Vornado Realty LP 3.40%, 06/01/2031	U.S.$	709	$525,560

			966,897

			21,143,163

Industrial – 10.6%
Basic – 0.3%
Freeport Indonesia PT 4.763%, 04/14/2027(b)		390	377,278
Glencore Funding LLC 5.40%, 05/08/2028(b)		223	221,881

			599,159

Capital Goods – 0.4%
Flowserve Corp. 2.80%, 01/15/2032		425	339,970
Regal Rexnord Corp. 6.05%, 02/15/2026(b)		401	401,253

			741,223

Communications – Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		198	155,008
Cox Communications, Inc. 5.70%, 06/15/2033(b)		134	134,623
Discovery Communications LLC 5.20%, 09/20/2047		178	146,316
5.30%, 05/15/2049		81	66,958
Fox Corp. 5.576%, 01/25/2049		407	372,828
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		178	171,227
5.375%, 06/15/2033		140	136,635
Meta Platforms, Inc. 4.95%, 05/15/2033		193	194,260
Prosus NV 3.257%, 01/19/2027(b)		219	197,599
Tencent Holdings Ltd. 3.24%, 06/03/2050(b)		328	211,324

			1,786,778

Communications - Telecommunications – 0.1%
T-Mobile USA, Inc. 5.05%, 07/15/2033		138	134,968

Consumer Cyclical - Automotive – 0.7%
General Motors Financial Co., Inc. 4.30%, 04/06/2029		78	72,503
5.80%, 06/23/2028		242	242,995
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		501	456,626
6.50%, 03/10/2028(b)		20	20,210

	Principal Amount (000)		U.S. $ Value

Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)	U.S.$	522	$484,500

			1,276,834

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 3.90%, 08/08/2029		327	293,181
Marriott International, Inc./MD 4.90%, 04/15/2029		384	376,493
MDC Holdings, Inc. 6.00%, 01/15/2043		346	309,639

			979,313

Consumer Cyclical - Retailers – 0.4%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		811	707,565

Consumer Non-Cyclical – 1.6%
Altria Group, Inc. 3.40%, 05/06/2030		750	662,940
BAT Capital Corp. 2.259%, 03/25/2028		1,120	968,285
6.421%, 08/02/2033	BAD	163	163,000
Cargill, Inc. 5.125%, 10/11/2032(b)	U.S.$	248	250,344
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		520	383,463
Philip Morris International, Inc. 5.375%, 02/15/2033		469	467,541

			2,895,573

Energy – 1.8%
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		454	352,608
5.75%, 01/15/2031(b)		335	324,072
Ecopetrol SA 8.625%, 01/19/2029		271	278,656
Marathon Oil Corp. 6.80%, 03/15/2032		650	685,016
Oleoducto Central SA 4.00%, 07/14/2027(b)		217	192,909
ONEOK Partners LP 6.125%, 02/01/2041		48	47,170
Ovintiv, Inc. 5.65%, 05/15/2028		90	89,466
6.25%, 07/15/2033		132	133,242
Suncor Energy, Inc. 6.80%, 05/15/2038		534	566,595
Var Energi ASA 7.50%, 01/15/2028(b)		314	326,582
8.00%, 11/15/2032(b)		402	433,718

			3,430,034

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028(b)	U.S.$	246	$244,553
6.25%, 06/15/2033(b)		145	145,950

			390,503

Services – 0.3%
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	320	365,840
Global Payments, Inc. 3.20%, 08/15/2029	U.S.$	290	255,316

			621,156

Technology – 2.7%
Apple, Inc. 4.10%, 08/08/2062		350	304,735
Broadcom, Inc. 4.00%, 04/15/2029(b)		53	49,124
4.15%, 04/15/2032(b)		187	168,753
4.926%, 05/15/2037(b)		547	497,458
Entegris Escrow Corp. 4.75%, 04/15/2029(b)		395	368,713
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	410	451,088
Infor, Inc. 1.75%, 07/15/2025(b)	U.S.$	279	255,921
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		869	757,160
Lenovo Group Ltd. 5.831%, 01/27/2028(b)		489	486,604
Micron Technology, Inc. 6.75%, 11/01/2029		562	590,527
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		277	280,213
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		298	264,007
Oracle Corp. 5.375%, 07/15/2040		90	85,712
SK Hynix, Inc. 2.375%, 01/19/2031(b)		280	217,328
TSMC Arizona Corp. 3.875%, 04/22/2027		241	231,473

			5,008,816

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(b)		401	388,296

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(b)		158	154,904

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.3%
ENA Master Trust 4.00%, 05/19/2048(b)	U.S.$	457	$337,449
ERAC USA Finance LLC 4.90%, 05/01/2033(b)		288	283,493

			620,942

			19,736,064

Utility – 0.7%
Electric – 0.7%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		272	234,888
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		306	220,124
Electricite de France SA 9.125%, 03/15/2033(b) (c)		283	298,480
Engie Energia Chile SA 3.40%, 01/28/2030(b)		349	290,435
NRG Energy, Inc. 7.00%, 03/15/2033(b)		362	362,250

			1,406,177

Total Corporates - Investment Grade (cost $46,102,177)			42,285,404

MORTGAGE PASS-THROUGHS – 19.5%
Agency Fixed Rate 30-Year – 18.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		176	161,980
3.50%, 11/01/2049		227	208,329
Series 2022 2.00%, 03/01/2052		1,877	1,527,827
2.50%, 04/01/2052		2,217	1,882,318
3.00%, 03/01/2052		1,242	1,094,944
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		71	71,513
Series 2007 5.50%, 07/01/2035		12	11,854
Series 2016 4.00%, 02/01/2046		501	481,939
Series 2017 4.00%, 07/01/2044		330	317,121
Series 2018 4.50%, 03/01/2048		137	133,845
4.50%, 10/01/2048		316	307,767
4.50%, 11/01/2048		412	401,196
5.00%, 11/01/2048		157	156,862
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		22	21,734
5.50%, 07/01/2033		47	47,826

	Principal Amount (000)		U.S. $ Value

Series 2004 5.50%, 04/01/2034	U.S.$	6	$5,897
5.50%, 05/01/2034		14	14,303
5.50%, 11/01/2034		21	20,834
5.50%, 01/01/2035		196	198,432
Series 2005 5.50%, 02/01/2035		29	28,779
Series 2007 5.50%, 08/01/2037		143	144,678
Series 2010 4.00%, 12/01/2040		205	196,765
Series 2012 3.50%, 02/01/2042		133	124,043
3.50%, 11/01/2042		1,424	1,324,395
3.50%, 01/01/2043		241	224,031
Series 2013 3.50%, 04/01/2043		820	761,368
4.00%, 10/01/2043		494	471,435
Series 2016 3.50%, 01/01/2047		367	337,660
Series 2018 4.50%, 09/01/2048		694	675,085
Series 2019 3.50%, 08/01/2049		553	508,702
3.50%, 09/01/2049		242	223,502
3.50%, 11/01/2049		481	441,728
Series 2021 2.00%, 07/01/2051		1,953	1,583,068
2.50%, 01/01/2052		631	535,870
Series 2022 2.50%, 03/01/2052		1,377	1,165,194
2.50%, 04/01/2052		1,423	1,207,987
2.50%, 05/01/2052		1,835	1,557,317
3.00%, 02/01/2052		1,624	1,431,131
3.00%, 03/01/2052		2,071	1,825,096
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		70	62,986
3.00%, 05/20/2046		169	152,516
Series 2023 4.00%, 08/21/2053, TBA		994	936,703
4.50%, 08/01/2053, TBA		2,589	2,490,867
5.00%, 08/01/2053, TBA		2,900	2,842,748
5.50%, 04/20/2053		1,131	1,124,858
5.50%, 08/01/2053, TBA		754	749,543
Uniform Mortgage-Backed Security Series 2023 2.00%, 08/01/2053, TBA		2,680	2,169,720
4.00%, 08/01/2053, TBA		649	605,977
5.50%, 08/01/2053, TBA		1,913	1,900,296

			34,870,569

Agency Fixed Rate 15-Year – 0.9%
Federal National Mortgage Association Series 2016 2.50%, 08/01/2031		93	86,533
2.50%, 11/01/2031		416	387,205
2.50%, 12/01/2031		549	510,253

	Principal Amount (000)		U.S. $ Value

2.50%, 01/01/2032	U.S.$	135	$125,311
Series 2017 2.50%, 02/01/2032		592	550,206

			1,659,508

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 4.25% (LIBOR 12 Month + 2.00%), 01/01/2037(d)		8	7,914

Total Mortgage Pass-Throughs (cost $39,040,466)			36,537,991

ASSET-BACKED SECURITIES – 8.3%
Other ABS - Fixed Rate – 4.5%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		734	604,858
ACHV ABS Trust Series 2023-2PL, Class A 6.42%, 05/20/2030(b)		166	166,308
Series 2023-3PL, Class A 6.60%, 08/19/2030(b)		517	517,182
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		61	59,730
Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		65	63,225
Series 2022-X1, Class A 1.75%, 02/15/2027(b)		93	90,507
Atalaya Equipment Leasing Trust Series 2021-1A, Class C 2.69%, 06/15/2028(b)		600	564,894
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		138	117,745
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(b)		213	181,125
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(b)		519	464,076
Series 2021-1, Class D 2.81%, 03/15/2029(b)		260	223,611
Series 2023-1, Class A2 5.99%, 03/15/2032(b)		467	460,471
Diamond Issuer Series 2021-1A, Class B 2.701%, 11/20/2051(b)		566	463,771
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)		407	343,706

	Principal Amount (000)		U.S. $ Value

GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)	U.S.$	246	$208,725
Hardee's Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		325	291,942
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		975	823,902
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(b)		553	489,175
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		361	296,411
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		393	382,677
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		297	247,486
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)		220	176,974
SEB Funding LLC Series 2021-1A, Class A2 4.969%, 01/30/2052(b)		690	610,065
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(b)		480	464,449

			8,313,015

Autos - Fixed Rate – 3.5%
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		475	467,312
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		98	91,319
Series 2021-N4, Class D 2.30%, 09/11/2028		266	249,645
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		470	440,203
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(b)		477	475,088
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		118	113,081
Series 2023-1A, Class A2 6.57%, 06/15/2028(b)		211	209,053
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(b)		960	903,500

	Principal Amount (000)		U.S. $ Value

Series 2020-1, Class E 3.52%, 06/15/2027(b)	U.S.$	1,000	$910,794
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		542	475,218
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(b)		450	413,657
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)		659	653,960
Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		250	248,343
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(b)		541	477,641
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		271	266,763
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		228	227,259

			6,622,836

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(b)		565	551,308

Total Asset-Backed Securities (cost $16,946,887)			15,487,159

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.1%
Risk Share Floating Rate – 5.0%
Bellemeade Re Ltd. Series 2022-1, Class M1C 8.769% (SOFR + 3.70%), 01/26/2032(b) (d)		672	666,494
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.584% (SOFR + 2.51%), 04/25/2031(b) (d)		12	11,658
Series 2019-R01, Class 2M2 7.634% (SOFR + 2.56%), 07/25/2031(b) (d)		51	50,851
Series 2019-R02, Class 1M2 7.484% (SOFR + 2.41%), 08/25/2031(b) (d)		1	794
Series 2020-R01, Class 1B1 8.434% (SOFR + 3.36%), 01/25/2040(b) (d)		500	491,875

	Principal Amount (000)		U.S. $ Value

Series 2022-R01, Class 1B1 8.219% (SOFR + 3.15%), 12/25/2041(b) (d)	U.S.$	625	$628,522
Series 2022-R02, Class 2M1 6.269% (SOFR + 1.20%), 01/25/2042(b) (d)		368	367,985
Series 2023-R02, Class 1M1 7.369% (SOFR + 2.30%), 01/25/2043(b) (d)		217	219,755
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.984% (SOFR + 4.91%), 05/25/2028(d)		148	155,325
Series 2019-DNA1, Class B2 15.934% (SOFR + 10.86%), 01/25/2049(b) (d)		750	899,282
Series 2019-FTR2, Class B1 8.184% (SOFR + 3.11%), 11/25/2048(b) (d)		750	735,009
Series 2019-FTR3, Class B2 9.95% (SOFR + 4.91%), 09/25/2047(b) (d)		700	679,166
Series 2021-DNA3, Class B1 8.569% (SOFR + 3.50%), 10/25/2033(b) (d)		651	670,479
Series 2021-HQA4, Class M2 7.419% (SOFR + 2.35%), 12/25/2041(b) (d)		513	502,799
Series 2022-DNA2, Class M2 8.819% (SOFR + 3.75%), 02/25/2042(b) (d)		605	620,646
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.884% (SOFR + 5.81%), 04/25/2028(d)		254	270,062
Series 2016-C02, Class 1B 17.434% (SOFR + 12.36%), 09/25/2028(d)		149	172,950
Series 2016-C03, Class 1B 16.934% (SOFR + 11.86%), 10/25/2028(d)		99	113,669
Series 2016-C06, Class 1B 14.434% (SOFR + 9.36%), 04/25/2029(d)		377	405,169
Series 2016-C07, Class 2B 14.684% (SOFR + 9.61%), 05/25/2029(d)		379	413,486
Series 2017-C04, Class 2M2 8.034% (SOFR + 2.96%), 11/25/2029(d)		188	192,134
Series 2021-R02, Class 2B1 8.369% (SOFR + 3.30%), 11/25/2041(b) (d)		441	441,818

	Principal Amount (000)		U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.434% (SOFR + 4.36%), 11/25/2024(d) (e)	U.S.$	18	$17,916
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.18% (SOFR + 3.86%), 05/30/2025(b) (d)		237	236,780
Series 2019-3R, Class A 8.884% (SOFR + 3.81%), 11/27/2031(b) (d)		92	90,943
Series 2020-1R, Class A 8.534% (SOFR + 3.46%), 02/27/2023(d) (e)		154	149,605
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.434% (SOFR + 5.36%), 11/25/2025(d) (e)		112	105,899
Series 2015-WF1, Class 2M2 10.684% (SOFR + 5.61%), 11/25/2025(d) (e)		26	24,786

			9,335,857

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 0.968% (6.04% - SOFR), 09/15/2047(d) (f)		567	56,467
Series 4981, Class HS 0.917% (5.99% - SOFR), 06/25/2050(d) (f)		1,721	174,828
Federal National Mortgage Association REMICs Series 2015-90, Class SL 0.967% (6.04% - SOFR), 12/25/2045(d) (f)		787	77,845
Series 2016-77, Class DS 0.817% (5.89% - SOFR), 10/25/2046(d) (f)		632	57,667
Series 2017-26, Class TS 0.767% (5.84% - SOFR), 04/25/2047(d) (f)		793	79,763
Series 2017-62, Class AS 0.967% (6.04% - SOFR), 08/25/2047(d) (f)		675	72,003
Series 2017-97, Class LS 1.017% (6.09% - SOFR), 12/25/2047(d) (f)		800	86,665

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2017-65, Class ST 0.781% (6.04% - SOFR), 04/20/2047(d) (f)	U.S.$	749	$72,362

			677,600

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		183	100,446
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		80	57,059
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		46	20,025
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.227%, 07/25/2036		351	280,080
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032		452	77,207

			534,817

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.793% (SOFR + 0.49%), 12/25/2036(d)		427	148,379
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.913% (SOFR + 0.61%), 03/25/2035(d)		68	55,586
Impac Secured Assets Corp. Series 2005-2, Class A2D 6.273% (SOFR + 0.97%), 03/25/2036(d)		129	102,990
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.513% (SOFR + 2.21%), 04/25/2047(b) (d)		85	83,342
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 5.753% (SOFR + 0.45%), 03/25/2037(d)		495	99,667

			489,964

Agency Fixed Rate – 0.2%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.568%, 05/28/2035		53	49,069

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICs Series 2016-31, Class IO 5.00%, 06/25/2046(g)	U.S.$	2,415	$376,031

			425,100

Total Collateralized Mortgage Obligations (cost $12,701,925)			11,463,338

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.3%
Non-Agency Fixed Rate CMBS – 3.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		960	782,034
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class D 5.085%, 11/10/2046(b)		565	498,683
Commercial Mortgage Trust Series 2014-LC17, Class B 4.49%, 10/10/2047		800	759,033
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.152%, 08/10/2044(b)		252	73,619
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(e) (h)		277	260,585
Series 2021-1, Class A2 2.435%, 08/15/2026(e) (h)		719	679,316
Series 2021-1, Class AS 2.638%, 08/15/2026(e) (h)		25	24,186
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.382%, 11/15/2047		890	639,321
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 4.964%, 05/15/2045		551	502,762
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		77	28,119
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		124	123,269
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.601%, 10/15/2049(g)		7,321	279,212
Series 2016-LC25, Class C 4.337%, 12/15/2059		545	462,001
Series 2016-NXS6, Class C 4.388%, 11/15/2049		600	488,663

	Principal Amount (000)		U.S. $ Value

WF-RBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045	U.S.$	227	$196,208

			5,797,011

Non-Agency Floating Rate CMBS – 2.2%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.269% (SOFR + 1.05%), 11/15/2033(b) (d)		1,330	1,174,803
BBCMS Mortgage Trust Series 2020-BID, Class A 7.477% (SOFR + 2.25%), 10/15/2037(b) (d)		692	657,285
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.237% (SOFR + 2.01%), 04/15/2034(b) (d)		142	138,784
Series 2019-IMC, Class E 7.487% (SOFR + 2.26%), 04/15/2034(b) (d)		566	552,748
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.069% (SOFR + 2.00%), 01/25/2051(b) (d)		72	68,728
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(e)		710	678,746
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 8.864% (SOFR + 3.64%), 05/15/2036(b) (d)		520	485,426
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.801% (SOFR + 1.58%), 07/15/2036(b) (d)		322	295,570

			4,052,090

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.138%, 07/16/2046(g)		168	2

Total Commercial Mortgage-Backed Securities (cost $11,287,622)			9,849,103

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 4.5%
CLO - Floating Rate – 4.5%
AGL CLO 12 Ltd. Series 2021-12A, Class D 8.438% (SOFR + 3.11%), 07/20/2034(b) (d)	U.S.$	500	$482,769
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 8.638% (SOFR + 3.31%), 07/20/2034(b) (d)		709	659,246
Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 8.488% (SOFR + 3.16%), 07/20/2034(b) (d)		400	384,774
Elevation CLO Ltd. Series 2020-11A, Class D1 9.42% (LIBOR 3 Month + 3.85%), 04/15/2033(b) (d)		1,000	911,264
Elmwood CLO IX Ltd. Series 2021-2A, Class D 8.538% (SOFR + 3.21%), 07/20/2034(b) (d)		700	679,963
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 8.482% (LIBOR 3 Month + 2.90%), 07/19/2034(b) (d)		700	678,158
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 6.658% (SOFR + 1.33%), 04/20/2034(b) (d)		581	576,880
OCP CLO Ltd. Series 2020-18A, Class AR 6.678% (SOFR + 1.35%), 07/20/2032(b) (d)		761	756,788
Peace Park CLO Ltd. Series 2021-1A, Class D 8.538% (LIBOR 3 Month + 2.95%), 10/20/2034(b) (d)		300	289,135
Pikes Peak CLO 8 Series 2021-8A, Class A 6.758% (SOFR + 1.43%), 07/20/2034(b) (d)		675	671,458
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.73% (SOFR + 1.42%), 10/15/2034(b) (d)		1,019	1,012,739
Rockford Tower CLO Ltd. Series 2021-1A, Class D 8.588% (SOFR + 3.26%), 07/20/2034(b) (d)		711	681,651

	Principal Amount (000)		U.S. $ Value

Series 2021-2A, Class A1 6.748% (SOFR + 1.42%), 07/20/2034(b) (d)	U.S.$	504	$496,817
Voya CLO Ltd. Series 2019-1A, Class DR 8.42% (SOFR + 3.11%), 04/15/2031(b) (d)		210	195,852

Total Collateralized Loan Obligations (cost $8,769,720)			8,477,494

CORPORATES - NON-INVESTMENT GRADE – 2.2%
Industrial – 2.1%
Basic – 0.2%
Sealed Air Corp. 4.00%, 12/01/2027(b)		379	349,123

Capital Goods – 0.1%
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	181	181,240

Communications - Media – 0.7%
Altice Financing SA 3.00%, 01/15/2028(b)		181	147,528
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(b)	U.S.$	136	115,050
4.50%, 06/01/2033(b)		483	382,536
4.75%, 02/01/2032(b)		146	120,939
DISH DBS Corp. 5.75%, 12/01/2028(b)		322	248,442
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	181	177,680
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)		181	159,960

			1,352,135

Communications - Telecommunications – 0.2%
Altice France SA/France 3.375%, 01/15/2028(b)		181	139,285
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)		181	186,623

			325,908

Consumer Cyclical - Automotive – 0.3%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	232	224,493
ZF North America Capital, Inc. 6.875%, 04/14/2028(b)		289	293,569

			518,062

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(b)		712	632,420

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	100	$96,976

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(b)		181	175,572

Technology – 0.1%
Seagate HDD Cayman 8.25%, 12/15/2029(b)	U.S.$	208	217,857

			3,849,293

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)		218	196,429

Total Corporates - Non-Investment Grade (cost $4,667,910)			4,045,722

EMERGING MARKETS - CORPORATE BONDS – 0.9%
Industrial – 0.9%
Basic – 0.2%
Stillwater Mining Co. 4.00%, 11/16/2026(b)		446	401,132
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		76	54,364

			455,496

Capital Goods – 0.3%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	529,303
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		477	1,908

			531,211

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		417	348,516

Consumer Cyclical - Other – 0.2%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		330	293,700

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (h) (i) (j) (k)		660	66

			1,628,989

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)		60	58,681

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(b) (l) (m)	U.S.$	213	$8,521
7.125%, 12/26/2046(b) (l) (m)		274	17,294

			25,815

Total Emerging Markets - Corporate Bonds (cost $2,830,569)			1,713,485

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.9%
United States – 0.9%
State of California Series 2010 7.625%, 03/01/2040		970	1,200,642
University of California Series 2021-B 3.071%, 05/15/2051		730	500,416

Total Local Governments - US Municipal Bonds (cost $2,062,730)			1,701,058

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)		387	387,008

Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		295	268,335

Total Quasi-Sovereigns (cost $679,150)			655,343

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $373,988)		375	292,687

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(h) (j) (k) (cost $326,594)		368	265,428

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $217,000)	U.S.$	217	$187,837

SHORT-TERM INVESTMENTS – 9.4%
U.S. Treasury Bills – 8.9%
U.S. Treasury Bill Zero Coupon, 09/05/2023		1,170	1,164,016
Zero Coupon, 11/14/2023		955	940,307
Zero Coupon, 11/16/2023		3,920	3,858,424
Zero Coupon, 11/24/2023		5,821	5,722,912
Zero Coupon, 11/30/2023		4,963	4,874,197

Total U.S. Treasury Bills (cost $16,577,330)			16,559,856

	Shares

Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(n) (o) (p) (cost $849,767)		849,767	849,767

Total Short-Term Investments (cost $17,427,097)			17,409,623

Total Investments – 105.7% (cost $212,091,902)(q)			197,498,699
Other assets less liabilities – (5.7)%			(10,579,930)

Net Assets – 100.0%			$186,918,769

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	64	September 2023	$7,487,000	$(126,435)
U.S. Long Bond (CBT) Futures	5	September 2023	622,188	(164)
U.S. T-Note 5 Yr (CBT) Futures	339	September 2023	36,212,086	(508,973)
U.S. Ultra Bond (CBT) Futures	113	September 2023	14,940,719	(170,296)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	6	September 2023	6,191,263	46,154
U.S. T-Note 2 Yr (CBT) Futures	59	September 2023	11,978,844	54,846

				$(704,868)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	EUR	2,157	USD	2,378	10/12/2023	$(1,205)
State Street Bank & Trust Co.	JPY	246	USD	2	08/25/2023	44

						$(1,161)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.09%	USD	9,864	$(404,266)	$(20,291)	$(383,975)
iTraxx Australia Series 39, 5 Year Index, 06/20/2028*	(1.00)	Quarterly	0.72	USD	7,594	(102,155)	(77,542)	(24,613)
Sale Contracts
CDX-NAIG Series 40, 5 Year Index, 06/20/2028*	1.00	Quarterly	0.63	USD	7,594	130,760	102,278	28,482

						$(375,661)	$4,445	$(380,106)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,000	12/13/2029	1.537%	1 Day SOFR	Annual	$ 283,202	$ 189,569	$93,633

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	15	$(3,034)	$(1,201)	$(1,833)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	29	(6,068)	(2,446)	(3,622)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	29	(6,068)	(2,647)	(3,421)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	58	(12,136)	(5,786)	(6,350)

						$(27,306)	$(12,080)	$(15,226)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $62,286,300 or 33.3% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.03% of net assets as of July 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$266,703	$260,585	0.14%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	733,552	679,316	0.36%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	25,429	24,186	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	753,732	678,746	0.36%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.434%, 11/25/2024	11/06/2015	18,206	17,916	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.534%, 02/27/2023	11/16/2015	154,096	149,605	0.08%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	365,927	66	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.434%, 11/25/2025	09/28/2015	114,255	105,899	0.06%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.684%, 11/25/2025	09/28/2015	25,810	24,786	0.01%

(f)	Inverse interest only security.
(g)	IO - Interest Only.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Defaulted matured security.
(j)	Non-income producing security.
(k)	Fair valued by the Adviser.
(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2023.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $791,314 and gross unrealized depreciation of investments was $(16,392,245), resulting in net unrealized depreciation of $(15,600,931).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

AB Total Return Bond Portfolio

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$47,127,027	$—	$47,127,027
Corporates - Investment Grade	163,000	42,122,404	—	42,285,404
Mortgage Pass-Throughs	—	36,537,991	—	36,537,991
Asset-Backed Securities	517,182	14,969,977	—	15,487,159
Collateralized Mortgage Obligations	—	11,463,338	—	11,463,338
Commercial Mortgage-Backed Securities	—	8,885,016	964,087	9,849,103
Collateralized Loan Obligations	—	8,477,494	—	8,477,494
Corporates - Non-Investment Grade	—	4,045,722	—	4,045,722
Emerging Markets - Corporate Bonds	—	1,713,419	66	1,713,485
Local Governments - US Municipal Bonds	—	1,701,058	—	1,701,058
Quasi-Sovereigns	—	655,343	—	655,343
Governments - Sovereign Bonds	—	292,687	—	292,687
Common Stocks	—	—	265,428	265,428
Emerging Markets - Sovereigns	—	187,837	—	187,837
Short-Term Investments:
U.S. Treasury Bills	—	16,559,856	—	16,559,856
Investment Companies	849,767	—	—	849,767

Total Investments in Securities	1,529,949	194,739,169	1,229,581	197,498,699
Other Financial Instruments(a):
Assets:
Futures	101,000	—	—	101,000
Forward Currency Exchange Contracts	—	44	—	44
Centrally Cleared Credit Default Swaps	—	130,760	—	130,760
Centrally Cleared Interest Rate Swaps	—	283,202	—	283,202
Liabilities:
Futures	(805,868)	—	—	(805,868)
Forward Currency Exchange Contracts	—	(1,205)	—	(1,205)
Centrally Cleared Credit Default Swaps	—	(506,421)	—	(506,421)
Credit Default Swaps	—	(27,306)	—	(27,306)

Total	$825,081	$194,618,243	$1,229,581	$196,672,905

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$532	$73,633	$73,315	$850	$57